Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 03, 2021	Jun. 30, 2025
Spear Alpha ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Spear Alpha ETF NAV
Accumulated Value	$ 11,803	$ 9,223	$ 6,951	$ 10,000	$ 14,853
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Total Return Index
Accumulated Value	12,924	10,376	8,676	10,000	$ 14,884
NASDAQ Composite Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ Composite Total Return Index
Accumulated Value	$ 12,297	$ 9,488	$ 7,522	$ 10,000	$ 14,225